Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	16,574,181
Proposed Maximum Offering Price per Unit	4.18
Maximum Aggregate Offering Price	$ 69,280,076.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,567.58
Offering Note	The number of shares of common stock, par value $0.01 per share ("Common Stock"), of Myriad Genetics, Inc. (the "Registrant") stated above consists of (i) 8,463,567 shares of Common Stock available for issuance under the Myriad Genetics, Inc. 2026 Employee, Director and Consultant Equity Incentive Plan (the "2026 Plan") and (ii) up to a maximum of 8,110,614 shares of Common Stock that are subject to outstanding restricted stock units under the Registrant's 2017 Employee, Director and Consultant Equity Incentive Plan as of June 4, 2026, to the extent such awards are forfeited, expire, or are cancelled without the delivery of shares on or after the date of the Registrant's 2026 Annual Meeting of Stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any anti-dilution and other provisions of the 2026 Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act on the basis of $4.18, the average of the high and the low price of Registrant's Common Stock as reported on the Nasdaq Global Select Market on June 1, 2026.